SUBSEQUENT EVENTS (Details Narrative) ¥ / shares in Units, $ / shares in Units, $ in Millions																	12 Months Ended
	Jul. 27, 2026 shares	Jul. 22, 2026 shares	Jul. 13, 2026 shares	Jun. 22, 2026	May 19, 2026 CNY (¥) ¥ / shares shares	May 04, 2026 CNY (¥) shares	Apr. 29, 2026 shares	Apr. 24, 2026 shares	Mar. 13, 2026 CNY (¥)	Feb. 17, 2026 ¥ / shares	Nov. 21, 2025 ¥ / shares	Jul. 29, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 27, 2025 USD ($) $ / shares shares	Jan. 06, 2025 shares	Mar. 18, 2024 shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2024 CNY (¥) shares	Apr. 27, 2026 ¥ / shares shares	Mar. 31, 2026 $ / shares	Nov. 07, 2022 $ / shares	Jun. 29, 2022 shares
Subsequent Event [Line Items]
Issuance of ordinary shares, shares														17,340,000	1,020,000	373,846,160
Shares reserved for future issuance																							5,300,000
Ordinary shares, par value | ¥ / shares										¥ 0.50
Aggregate gross proceeds | ¥																	¥ 322,379,000	¥ 47,386,000	¥ 88,333,000
Price per share | $ / shares																						$ 1.755
Purchase price | $												$ 25.0
Reverse stock split, description				10-for-1						5-for-1	100-for-1		10-for-1
Convertible preferred shares | ¥									¥ 80,000,000
Business transaction | ¥									64,000,000
cash consideration | ¥									¥ 16,000,000
February 2025 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate sale of units														173,400,000
Ordinary share														1
Initial exercise price per share | $ / shares														$ 0.3275
Price per share | $ / shares														$ 0.13
Purchase price | $													$ 22.5	$ 22.5
Reverse stock split, description														1-for-10
Common Stock [Member] | February 2025 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares														$ 0.0001
Share transfer													17,340,000
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | (per share)										¥ 0.10	¥ 0.001	$ 0.001	$ 0.1								$ 0.1
Aggregate sale of units												80,000,000
Price per share | $ / shares												$ 0.3125
Reverse stock split, description											100-for-1
Common Class A [Member] | February 2025 Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares													0.001
Initial exercise price per share | $ / shares													3.275
Price per share | $ / shares													$ 1.3
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares																	115,013	178,923	149,539
Aggregate gross proceeds | ¥																	¥ 3,967,000	¥ 13,000	¥ 11,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance																				5,000,000
Ordinary shares, par value | ¥ / shares																				¥ 0.50
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares					4
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares					50,000,000
Price per share | ¥ / shares					¥ 1.00
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares					1	200,000
Aggregate gross proceeds | ¥					¥ 50,000,000	¥ 1,200,000
Price per share | ¥ / shares					¥ 1.10
Shares canceled			3,672
Subsequent Event [Member] | Common Class A [Member] | Grant Agreements [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		180,000
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance						800,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares granted							1,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director One [Member]
Subsequent Event [Line Items]
Shares granted							200,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director Two [Member]
Subsequent Event [Line Items]
Shares granted							200,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director Three [Member]
Subsequent Event [Line Items]
Shares granted							200,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director Four [Member]
Subsequent Event [Line Items]
Shares granted							200,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Director Five [Member]
Subsequent Event [Line Items]
Shares granted							200,000
2026 Equity Incentive Plan [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares	5,000,000							5,000,000